Consolidated statement of changes in equity - USD ($) shares in Thousands, $ in Millions		Total		Total	Share capital		Share premium	Treasury shares	Retained profits [2]	Other reserves	Non- controlling interests
Number of shares, beginning of period (in shares)					101,739			(1,574)
Equity, beginning of period at Dec. 31, 2015		$ 3,728		$ 3,477	$ 153	[1]	$ 486	$ (143)	$ 3,513	$ (531)	$ 251
Number of shares, beginning of period (in shares)					101,739			(1,395)
Comprehensive income		(109)	[3]	(60)					(32)	(28)	(49)
Dividends	[4]	(265)		(265)					(265)
Purchase of treasury shares (in shares)								(37)
Purchase of treasury shares		(3)		(3)				$ (3)
Share-based compensation	[5]	14		14						14
Issuance of shares under share-based payment schemes (in shares)								216
Issuance of shares under share-based payment schemes		4		4			(1)	$ 23	(1)	(17)
Equity, end of period at Dec. 31, 2016		3,368		3,167	$ 153	[1]	485	$ (123)	3,215	(562)	201
Number of shares, end of period (in shares) at Dec. 31, 2016					101,739			(1,395)
Number of shares, beginning of period (in shares)					101,739			(1,395)
Statutory reserves unavailable for distribution		321
Number of shares, beginning of period (in shares)					101,739			(1,195)
Comprehensive income		158	[3]	173					86	87	(15)
Dividends	[4]	(265)		(265)					(265)
Purchase of treasury shares (in shares)								(32)
Purchase of treasury shares		(3)		(3)				$ (3)
Share-based compensation	[5]	22		22						22
Issuance of shares under share-based payment schemes (in shares)								233
Issuance of shares under share-based payment schemes		1		1			(1)	$ 21	1	(18)
Equity, end of period at Dec. 31, 2017		3,281	[6]	3,096	$ 153	[1]	484	$ (106)	3,035	(472)	185
Number of shares, end of period (in shares) at Dec. 31, 2017					101,739			(1,195)
Number of shares, beginning of period (in shares)					101,739			(1,195)
Statutory reserves unavailable for distribution		345
Number of shares, beginning of period (in shares)					101,739			(913)
Comprehensive income		(108)		(78)					(10)	(68)	(30)
Dividends	[4]	(266)		(266)					(266)
Dividends to non-controlling interests		(13)									(13)
Purchase of treasury shares (in shares)								(70)
Purchase of treasury shares		(6)		(6)				$ (6)
Share-based compensation	[5]	22		22					0	22
Issuance of shares under share-based payment schemes (in shares)								351
Issuance of shares under share-based payment schemes		2		2			(2)	$ 31	(5)	(22)
Effect of change in consolidation scope	[7]	111									111
Put option reserve	[7]	(239)		(239)					(239)
Equity, end of period at Dec. 31, 2018		2,790		$ 2,542	$ 153	[1]	$ 482	$ (81)	$ 2,525	$ (538)	$ 249
Number of shares, end of period (in shares) at Dec. 31, 2018					101,739			(913)
Number of shares, beginning of period (in shares)					101,739			(913)
Statutory reserves unavailable for distribution		$ 324

[1]	Share capital and share premium – see note C.1.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $324 million (2017: $345 million; 2016: $321 million) are not distributable to equity holders.
[3]	Re-presented for discontinued operations (shown in note A.4.).
[4]	Dividends – see note C.2.
[5]	Share-based compensation – see note C.1.
[6]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[7]	Effect of the acquisition of Cable Onda S.A. See notes A.1.2. and C.6.3. for further details.